RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Dillard's, Inc. Investment & Employee Stock Ownership Plan
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

NOTE 4 – RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

Parties-in-interest are identified under Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer, and certain others. The Plan’s payment of recordkeeping fees to Milliman, Inc. are party-in-interest transactions.

The Investment Committee of the Plan utilizes an investment advisor, The Newport Group, to serve as the independent investment advisor for the Plan. The Newport Group (1) recommends mutual funds and collective trust funds to be included in the Plan’s investment menu, (2) monitors the performance of those funds against certain pre-determined standards, and (3) recommends the removal of funds from the investment menu and the replacement of these funds by alternative funds if the advisor determines that the funds to be removed are not performing in accordance with pre-determined standards. Fees paid by the Plan to the Newport Group are party-in-interest transactions.

Newport Trust Company is the trustee for the Dillard’s Stock Fund. Fees paid by the Plan to the Newport Trust Company are party-in-interest transactions. The Plan held 4,523,121 and 4,848,550 shares of Dillard’s, Inc. Class A common stock, which represents 73.1% and 69.7% of net assets available for benefits, at December 31, 2025 and 2024, respectively. The Plan recognized dividend income of $142,304,423 during 2025 from this related-party investment.

Other providers render legal, accounting and administrative services to the Plan. Fees paid by the Plan to these providers are party-in-interest transactions. Notes receivable from participants are also considered party-in-interest transactions.

Certain administrative functions are performed by officers or employees of the Company. No such officer or employee received compensation from the Plan during 2025.